Unit Purchase Options (Details Narrative) - CAD ($)	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Options, description		GR Unlimited received proceeds of CAD$649,351 ($500,000) in exchange for an option to acquire 1,475,979 common units and warrants to purchase a further 1,675,979 common units. Each warrant shall be exercisable period of two years following the date of option exercise. During the year ended October 31, 2019, GR Unlimited issued the common and units and warrants pursuant to the exercise of the option.
Option pricing model [member]
IfrsStatementLineItems [Line Items]
Purchase of option, granted		2,727,250
Aggregate amount of option		$ 54,545
Option Pricing Model One [Member]
IfrsStatementLineItems [Line Items]
Purchase of option, granted		2,000,000
Aggregate amount of option		$ 40,000
Number of option partial exercised	727,250
Option Pricing Model Two [Member]
IfrsStatementLineItems [Line Items]
Number of option partial exercised	2,000,000